Income Taxes - Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current tax	$ 123	747	1,447	855
Deferred tax	(53)	(323)	(776)	193
Income tax expense	$ 70	424	671	1,048